Subsequent events - Additional Information (Detail) - Restricted Share Units [Member] - shares												9 Months Ended	12 Months Ended
	Oct. 07, 2026	Dec. 22, 2025	Dec. 08, 2025	Nov. 28, 2025	Jan. 06, 2025	Dec. 04, 2024	Nov. 07, 2024	Oct. 25, 2024	Oct. 09, 2024	Aug. 12, 2024	Jul. 01, 2024	Sep. 30, 2026	Dec. 31, 2025
Subsequent events [Line Items]
Granted		1,285,300			511,000	120,000	275,000	500,000	387,500	87,500	3,087,500	0	1,796,300
Number of other equity instruments exercised or vested in share-based payment arrangement			50,000	100,000								1,162,575	900,000
Potential ordinary share transactions [member]
Subsequent events [Line Items]
Granted	255,000
Potential ordinary share transactions [member] | Vest In Eight Equal Quarterly Installments, Signing Of Powerline Boot Memorandum Of Understanding [Member]
Subsequent events [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	25,000
Potential ordinary share transactions [member] | Vest In Eight Equal Quarterly Installments, Signing Of Powerline Boot Contract [Member]
Subsequent events [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	50,000
Potential ordinary share transactions [member] | Vest In Eight Equal Quarterly Installments [Member]
Subsequent events [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	180,000
Potential ordinary share transactions [member] | Consultant
Subsequent events [Line Items]
Granted	75,000